UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2006

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         February 14, 2007
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total: $227,580,497 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
5,142,288.04
65,986
x
ALL
50,576

15,410
A F L A C Inc
COMMON
001055102
1,569,980.00
34,130
x
ALL
25,125

9,005
A T & T Inc.
COMMON
00206R102
392,284.75
10,973
x
ALL
8,712

2,261
Abbott Laboratories
COMMON
002824100
414,035.00
8,500
x
ALL
5,300

3,200
Albemarle Corp
COMMON
012653101
205,204.40
2,858
x
ALL
2,858

0
Alcon Inc
COMMON
H01301102
4,037,132.40
36,120
x
ALL
28,760

7,360
Altria Group Inc
COMMON
02209S103
5,822,286.26
67,843
x
ALL
34,601

33,242
Amgen Incorporated
COMMON
031162100
10,016,841.78
146,638
x
ALL
101,965

44,673
Apache Corp
COMMON
037411105
757,216.35
11,385
x
ALL
3,738

7,647
Applied Materials Inc
COMMON
038222105
2,229,590.25
120,845
x
ALL
94,655

26,190
Automatic Data Processing
COMMON
053015103
4,878,803.65
99,062
x
ALL
79,360

19,702
Bank Of America Corp
COMMON
060505104
3,597,624.50
67,384
x
ALL
33,750

33,634
BB&T Corporation
COMMON
054937107
636,062.47
14,479
x
ALL
6,766

7,713
Beacon Roofing Supply
COMMON
073685109
2,432,466.18
129,249
x
ALL
103,595

25,654
Becton Dickinson & Co.
COMMON
075887109
3,594,135.25
51,235
x
ALL
40,680

10,555
Bed Bath & Beyond
COMMON
075896100
6,839,750.10
179,521
x
ALL
134,290

45,231
Berkshire Hathaway Cl A
COMMON
084670207
439,960.00
4
x
ALL
2

2
Berkshire Hathaway Cl B
COMMON
084670207
2,239,926.00
611
x
ALL
428

183
Biomet Incorporated
COMMON
090613100
5,893,521.08
142,804
x
ALL
47,800

95,004
BP PLC Sponsored ADRs
COMMON
055622104
773,864.30
11,533
x
ALL
7,787

3,746
Cameron Intl Corporation
COMMON
13342B105
3,704,481.50
69,830
x
ALL
69,600

230
Canon, Incorporated
COMMON
138006309
206,694.98
3,653
x
ALL
0

3,653
Capital One Financial Cp
COMMON
14040H105
233,972.59
3,046
x
ALL
850

2,196
Caremark RX Inc.
COMMON
141705103
1,797,537.25
31,475
x
ALL
7,360

24,115










Page Total


67,855,659.08
















12/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Carmax Inc
COMMON
143130102
4,982,227.00
92,900
x
ALL
72,105

20,795
Carnival Corp.
COMMON
143658300
3,749,007.21
76,432
x
ALL
58,855

17,577
ChevronTexaco Corporation
COMMON
166764100
512,798.22
6,974
x
ALL
3,098

3,876
Cisco Systems Inc
COMMON
17275R102
470,076.00
17,200
x
ALL
3,000

14,200
Citigroup Inc
COMMON
172967101
1,642,203.10
29,483
x
ALL
21,083

8,400
Dentsply Intl Inc
COMMON
249030107
420,885.00
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
810,397.44
9,666
x
ALL
8,256

1,410
Donaldson
COMMON
257651109
3,589,534.65
103,415
x
ALL
79,740

23,675
Du Pont EI DeNemours & Co
COMMON
263534109
301,173.93
6,183
x
ALL
183

6,000
Ecolab, Inc.
COMMON
278865100
1,841,222.00
40,735
x
ALL
23,330

17,405
Electronic Arts
COMMON
285512109
2,055,695.20
40,820
x
ALL
51,300

-10,480
Emerson Electric Co
COMMON
291011104
346,811.94
7,866
x
ALL
6,866

1,000
Equitable Res Inc
COMMON
294549100
417,500.00
10,000
x
ALL
10,000

0
Exxon Mobil Corporation
COMMON
30231G102
5,950,932.54
77,658
x
ALL
39,928

37,730
Factset Research Systems
COMMON
303075105
804,377.60
14,242
x
ALL
8,887

5,355
Fortune Brands Inc
COMMON
349631101
898,729.75
10,525
x
ALL
6,525

4,000
Freddie Mac Voting Shs
COMMON
313400301
2,315,729.50
34,105
x
ALL
33,700

405
Galleher Group PLC
COMMON
363595109
224,875.00
2,500
x
ALL
50

2,450
General Electric Company
COMMON
369604103
10,939,775.01
294,001
x
ALL
198,472

95,529
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
468,192.24
8,874
x
ALL
33,266

-24,392
H C C Insurance Holdings
COMMON
404132102
298,437.00
9,300
x
ALL
9,300

0
Harte-Hanks Incorporated
COMMON
416196103
3,002,101.40
108,340
x
ALL
99,890

8,450
Hewlett-Packard Company
COMMON
428236103
227,904.27
5,533
x
ALL
900

4,633
Hlth Mgmt Assoc Cl A
COMMON
421933102
948,366.75
44,925
x
ALL
12,000

32,925










Page Total


47,218,952.75
















12/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Intel Corp
COMMON
458140100
714,242.51
35,271
x
ALL
14,964

20,307
Int'l Business Machines
COMMON
459200101
277,849.00
2,860
x
ALL
4

2,856
J P Morgan Chase & Co
COMMON
46625H100
488,071.50
10,105
x
ALL
8,493

1,612
Johnson & Johnson
COMMON
478160104
1,012,416.70
15,335
x
ALL
7,385

7,950
Kimberly-Clark Corp
COMMON
494368103
234,427.50
3,450
x
ALL
713

2,737
Kinder Morgan Energy Partners LP
COMMON
494550106
239,500.00
5,000
x
ALL
3,397

1,603
Kinder Morgan Inc
COMMON
49455P101
407,137.50
3,850
x
ALL
1,400

2,450
LECG Corp.
COMMON
523234102
1,555,831.20
84,190
x
ALL
73,940

10,250
Lilly Eli & Company
COMMON
532457108
3,641,477.40
69,894
x
ALL
58,769

11,125
Linear Technology Corp
COMMON
535678106
5,017,202.00
165,475
x
ALL
137,272

28,203
Lowes Companies Inc
COMMON
548661107
5,148,499.23
165,281
x
ALL
102,960

62,321
Markel Corp
COMMON
570535104
10,730,235.00
22,350
x
ALL
22,100

250
Marlin Business Svcs Corp
COMMON
571157106
3,354,948.45
139,615
x
ALL
130,445

9,170
McGraw-Hill Cos
COMMON
580645109
1,135,934.00
16,700
x
ALL
9,363

7,337
Medtronic Inc
COMMON
585055106
6,885,987.86
128,686
x
ALL
79,760

48,926
Merck & Co Inc
COMMON
589331107
201,967.45
4,632
x
ALL
1,032

3,600
Mercury General Corp
COMMON
589400100
3,179,619.00
60,300
x
ALL
47,145

13,155
Microsoft Corp
COMMON
594918104
7,494,327.92
250,982
x
ALL
138,695

112,287
Moodys Corp
COMMON
615369105
470,160.48
6,808
x
ALL
2,017

4,791
Norfolk Southern Corp
COMMON
655844108
409,863.50
8,150
x
ALL
255

7,895
Paychex Inc
COMMON
704326107
3,071,303.15
77,676
x
ALL
63,716

13,960
Pepsico Incorporated
COMMON
713448108
5,530,045.50
88,410
x
ALL
64,500

23,910
PetSmart, Inc.
COMMON
716768106
5,264,520.42
182,416
x
ALL
140,565

41,851
Pfizer Incorporated
COMMON
717081103
1,083,000.42
41,815
x
ALL
5,300

36,515










Page Total


67,548,567.69





















12/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Plum Creek Timber Co
COMMON
729251108
631,582.65
15,849
x
ALL
4,400

11,449
PNC Finl Svcs Group
COMMON
693475105
1,140,216.00
15,400
x
ALL
15,400

0
Portfolio Recovery Assoc.
COMMON
73640Q105
4,336,567.20
92,880
x
ALL
73,470

19,410
PPG Industries
COMMON
693506107
359,576.00
5,600
x
ALL
5,300

300
Principal Financial Group
COMMON
74251V102
1,581,084.50
26,935
x
ALL
23,070

3,865
Procter & Gamble Co
COMMON
742718109
5,761,291.34
89,642
x
ALL
68,157

21,485
Royal Dutch Shell PLC A
COMMON
780259206
617,005.64
8,716
x
ALL
2,516

6,200
Suntrust Banks Inc
COMMON
867914103
592,839.00
7,020
x
ALL
5,742

1,278
Sysco Corp
COMMON
871829107
8,005,785.27
217,785
x
ALL
165,533

52,252
Techne Corp.
COMMON
878377100
2,896,153.50
52,230
x
ALL
41,080

11,150
The Southern Company
COMMON
842587107
375,898.28
10,198
x
ALL
3,548

6,650
Tiffany & Co New
COMMON
886547108
2,607,498.00
66,450
x
ALL
32,985

33,465
Tredegar Industries, Inc.
COMMON
894650100
214,026.26
9,466
x
ALL
9,466

0
United Parcel Service B
COMMON
911312106
650,076.60
8,670
x
ALL
2,820

5,850
United Technologies Corp
COMMON
913017109
400,128.00
6,400
x
ALL
0

6,400
Utd Dominion Rlty Tr Inc
COMMON
910197102
371,943.00
11,700
x
ALL
1,900

9,800
Vodafone Group Plc Adr
COMMON
92857W209
738,184.05
26,573
x
ALL
5,937

20,636
Wachovia Corp New
COMMON
929903102
1,424,600.55
25,015
x
ALL
18,825

6,190
Washington Mutual Inc
COMMON
939322103
1,883,877.37
41,413
x
ALL
28,160

13,253
Washington REIT SBI
COMMON
939653101
419,000.00
10,475
x
ALL
5,575

4,900
Wellpoint Hlth Ntwks New
COMMON
94973V107
5,178,903.66
65,814
x
ALL
47,230

18,584
Wells Fargo & Co New
COMMON
949746101
446,278.00
12,550
x
ALL
3,400

9,150
Western Union
COMMON
959802109
2,716,070.90
121,145
x
ALL
98,295

22,850
Wilmington Trust Corp
COMMON
971807102
467,665.30
11,090
x
ALL
3,650

7,440










Page Total


43,816,251.07


















12/31/2006
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Wyeth
COMMON
983024100
1,141,066.28
22,409
x
ALL
7,900

14,509










Page Total


1,141,066.28
















Grand Total


227,580,496.87


























